Summary of Significant Accounting Policies (Details) - Schedule of Other Current Liabilities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Financing obligation, current (see Note 6 – Leases)	$ 23,971	$ 9,117
Payroll accruals	4,091	2,117
Professional fees accruals	1,491	3,677
Other accrued liabilities	581	267
Other current liabilities	$ 30,134	$ 15,178